Accounts Receivable - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at the beginning of the year	¥ (3,780)	¥ (5,932)	¥ (6,474)
Provisions for doubtful receivables			(102)
Collection of amounts previously in dispute		2,152	644
Write-off provision for doubtful receivables	¥ 3,780
Balance at the end of the year		¥ (3,780)	¥ (5,932)